RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
3.	RELATED PARTY BALANCES AND TRANSACTIONS

(1)	Related party relationships

Name of related parties	Relationship
Jilin Jinong Hi-tech Development Shares Co., Ltd. (“Jinong”)	Being long-term investment of the Company (note 10)
Shijiazhuang Liyu Technology Development Co., Ltd. (“Liyu”)	Being an equity investment of the Company prior to July 10, 2014
Henan Agriculture University	Being the non-controlling interest of Beijing Origin
Beijing Shihui	Being owned by close family members of the Company’s Chairman
Neijiang Agriculture Institute	Being the non-controlling interest of Denong
Xinjiang Ginbo Seeds Center	Being the non-controlling interest of Xinjiang Origin

(2)	Due to related parties
	September 30,
	2015	2016
	RMB	RMB

Henan Agriculture University	1,000	1,000
Beijing Shihui(note (i))	29,703	91,304
Xinjiang Ginbo Seeds Center(note (ii))	10,054	10,000
Companies controlled by the Company’s directors	1,511	1,585
Ex-shareholders of State Harvest	16	16

	42,284	103,905

Note (i): The balance as of September 30, 2016 represented the advance from Beijing Shihui for its seed sales.

Note (ii): Xinjiang Origin, the subsidiary of the Company, has received a cash advance of RMB10,000 from Xinjiang Ginbo Seeds Center during the year ended September 30, 2016, which is unsecured, interest-free and repayable on demand.

(3)	Transactions with related parties

(a)	Sales to

	Year ended
	September 30,
	2014	2015	2016
	RMB	RMB	RMB

Beijing Shihui	-	40,586	102,234

(b)	Technology usage fees charged by

	Year ended
	September 30,
	2014	2015	2016
	RMB	RMB	RMB

Henan Agriculture University	-	-	1,000
Liyu	4,838	-	-
Neijiang Agriculture Institute	500	-	-

	5,338	-	1,000

The above amounts related to technology usage fees paid to certain related party research centers for the exclusive right to use certain seed technologies.

(c)	Dividend received from

	Year ended
	September 30,
	2014	2015	2016
	RMB	RMB	RMB

Liyu	3,000	-	-

(d)	Rental income received from

	Year ended
	September 30,
	2014	2015	2016
	RMB	RMB	RMB

Beijing Shihui	-	-	250

(e)	Assets acquire and sell to a related party

The Company acquired intangible assets of RMB1,968 from Beijing Shihui for the year ended September 30, 2015.

As further described in Note 25, on September 26, 2016, the Company entered into a Master Transaction Agreement to sell its proprietary China-based commercial corn seed production and distribution business for RMB400 million to Beijing Shihui.